Segments - Segment Reporting Activity (Detail) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Dec. 31, 2012	Jul. 31, 2012
Revenue	$ 5,281,000	$ 5,386,000	$ 20,586,000		$ 20,671,000
Net income (loss) from continuing operations	15,000	18,000	(120,000)		237,000
Income (loss) from operations	58,000	82,000	56,000		455,000
Total Assets	12,209,000		13,115,000		13,606,000
Allowance for doubtful accounts	286,000		285,000		555,000
Depreciation and amortization	41,000	26,000	134,000	0	105,000
Income tax expense	7,000	7,000	20,000		20,000
Cortelco Systems Holding Corp [Member]
Revenue	4,962,000	5,366,000	20,324,000		20,670,000
Net income (loss) from continuing operations	310,000	325,000	1,083,000		1,157,000
Total Assets	12,192,000		12,872,000		12,745,000
Allowance for doubtful accounts	181,000		180,000		213,000
Depreciation and amortization	40,000	25,000	132,000		97,000
Income tax expense	(35,000)	114,000	205,000		319,000
Communications Systems and Services [Member]
Revenue		348,000			1,826,000
Net income (loss) from continuing operations		(147,000)
Income (loss) from operations					(465,000)
Total Assets		1,960,000			2,178,000
Capital expenditures		0			0
Allowance for doubtful accounts		85,000			342,000
Depreciation and amortization		1,000			6,000
Income tax expense					0
Telephony Products [Member]
Revenue	2,974,000	2,981,000	11,129,000		12,807,000
Net income (loss) from continuing operations	(16,000)	150,000
Income (loss) from operations			(440,000)		1,057,000
Total Assets	8,783,000	7,439,000	8,768,000		7,616,000
Capital expenditures	49,000	107,000	129,000		100,000
Allowance for doubtful accounts	123,000	15,000	123,000		16,000
Depreciation and amortization	17,000	10,000	49,000		37,000
Income tax expense			20,000		20,000
Telephony Products [Member] | Cortelco Systems Holding Corp [Member]
Revenue	2,654,000	2,981,000	11,129,000		12,806,000
Net income (loss) from continuing operations	278,000	228,000	763,000		1,057,000
Total Assets	8,372,000	8,757,000	8,525,000		8,933,000
Capital expenditures	49,000	107,000	129,000		101,000
Allowance for doubtful accounts	18,000	15,000	20,000		16,000
Depreciation and amortization	16,000	10,000	47,000		33,000
Income tax expense			205,000		319,000
Puerto Rico [Member]
Revenue	2,307,000	2,405,000	9,457,000		7,864,000
Net income (loss) from continuing operations	31,000	97,000
Income (loss) from operations			320,000		100,000
Total Assets	3,820,000	3,728,000	4,347,000		3,812,000
Capital expenditures	11,000	41,000	159,000		132,000
Allowance for doubtful accounts	163,000	180,000	162,000		197,000
Depreciation and amortization	24,000	15,000	85,000		62,000
Income tax expense			0		0
Puerto Rico [Member] | Cortelco Systems Holding Corp [Member]
Revenue	2,308,000	2,405,000	9,457,000		7,864,000
Net income (loss) from continuing operations	32,000	97,000	320,000		100,000
Total Assets	3,820,000	3,728,000	4,347,000		3,812,000
Capital expenditures	11,000	41,000	159,000		131,000
Allowance for doubtful accounts	163,000	180,000	162,000		197,000
Depreciation and amortization	24,000	15,000	85,000		64,000
Income tax expense			0		0
Total [Member]
Revenue	5,281,000	5,734,000	20,586,000		22,497,000
Net income (loss) from continuing operations	15,000	100,000
Income (loss) from operations			(120,000)		692,000
Total Assets	12,603,000	13,127,000	13,115,000		13,606,000
Capital expenditures	60,000	148,000	288,000		232,000
Allowance for doubtful accounts	286,000	280,000	285,000		555,000
Depreciation and amortization	41,000	26,000	134,000		105,000
Income tax expense			20,000		20,000
Total [Member] | Cortelco Systems Holding Corp [Member]
Revenue	4,962,000	5,386,000	20,586,000		20,670,000
Net income (loss) from continuing operations	310,000	325,000	1,083,000		1,157,000
Total Assets	12,192,000	12,485,000	12,872,000		12,745,000
Capital expenditures	60,000	148,000	288,000		232,000
Allowance for doubtful accounts	181,000	195,000	182,000		213,000
Depreciation and amortization	40,000	25,000	132,000		97,000
Income tax expense			$ 205,000		$ 319,000